Related Party Transactions	11 Months Ended
Feb. 02, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Best Buy Europe had the following related party transactions and balances with CPW and Carphone Warehouse in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	$—	$1,303	$—
Revenue earned (primarily commission revenue and fees for information technology services provided to CPW and Carphone Warehouse)(1)	—	—	6
SG&A incurred (primarily payroll-related costs and rent paid to CPW and Carphone Warehouse)(1)	1	20	8
Interest expense incurred on credit facility with CPW and Carphone Warehouse as lender(1)	—	1	1
Accounts payable to CPW and Carphone Warehouse at the end of the fiscal year	1	—	—
Accounts receivable from CPW and Carphone Warehouse at the end of the fiscal year	—	1	2
Balance outstanding on credit facility from CPW and Carphone Warehouse at the end of the fiscal year	—	—	98

(1)	Included in Gain (loss) from discontinued operations on our Consolidated Statements of Earnings.

As part of the strategic changes in respect of Best Buy Europe, we entered into an Option Agreement with Carphone Warehouse. The agreement grants each party a call option to acquire the other party's interest in Best Buy Europe, and both options will become exercisable in March 2015. We have the first opportunity to exercise our call option to purchase Carphone Warehouse's interest at fair value. If we choose not to exercise our call option, Carphone Warehouse will have the right to purchase our interest at a 10% discount to fair value. If neither party exercises their call option, further options will be exercisable every three years thereafter until one party decides to exercise their option, although Carphone Warehouse will no longer be entitled to the 10% discount. The fair value of the call options is nominal as of February 2, 2013.